DISCONTINUED OPERATIONS - Components of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 0	$ 2,674,146	$ 1,946,125	$ 1,360,921
Total current assets in discontinued operations	0	3,028,079
Noncurrent Assets
Non-current assets of discontinued operations	0	2,830,783
Current Liabilities
Current liabilities of discontinued operations	0	588,896
Noncurrent Liabilities
Non-current liabilities of discontinued operations	$ 0	447,414
Discontinued Operations | IAC/InterActiveCorp
Current Assets
Cash and cash equivalents		2,673,619
Marketable securities		19,993
Accounts receivable, net		181,875
Other current assets		152,592
Total current assets in discontinued operations		3,028,079
Noncurrent Assets
Property and equipment, net		270,288
Goodwill		1,614,623
Intangible assets, net		350,150
Long-term investments		347,976
Other non-current assets		247,746
Non-current assets of discontinued operations		2,830,783
Current Liabilities
Current portion of long-term debt		13,750
Accounts payable, trade		74,166
Deferred revenue		178,647
Accrued expenses and other current liabilities		322,333
Current liabilities of discontinued operations		588,896
Noncurrent Liabilities
Long-term debt, net		231,946
Income taxes payable		6,410
Deferred income taxes		28,751
Other long-term liabilities		180,307
Non-current liabilities of discontinued operations		$ 447,414